DEBT - Schedule of changes in carrying amount of debt (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Beginning balance	$ 90,782
Accretion of 7% Convertible Debentures discount	2,831	$ 3,786
Balance at the end of the period	55,732	90,782
7% Convertible Debentures
Disclosure of detailed information about borrowings [line items]
Beginning balance	47,002	44,612
Accretion of 7% Convertible Debentures discount	2,733	2,390
Balance at the end of the period	$ 49,735	$ 47,002